Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line Items]
Exposure to currency risk
The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2019 and 2020 are as follows:

(In millions)	December 31, 2019
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,594	68	8,360	33	5	25	28,663
Trade accounts and notes receivable	2,485	19	550	—	—	—	—
Non-trade receivables	276	455	230	3	2	—	13,131
Other assets denominated in foreign currencies	29	526	5,668	369	5	503	4,032
Trade accounts and notes payable	(628)	(9,043)	(2,289)	—	—	—	(291,891)
Other accounts payable	(488)	(12,396)	(3,239)	(4)	(10)	—	(786,356)
Financial liabilities	(4,255)	—	(20,436)	—	—	—	—

	(987)	(20,371)	(11,156)	401	2	528	(1,032,421)

Cross currency interest rate swap contracts	2,085	—	—	—	—	—	—

Net exposure	1,098	(20,371)	(11,156)	401	2	528	(1,032,421)

(In millions)	December 31, 2020
	USD	JPY	CNY	TWD	EUR	PLN	VND	GBP
Cash and cash equivalents	1,795	164	13,382	34	7	4	33,843	—
Trade accounts and notes receivable	3,093	13	585	—	—	—	—	—
Non-trade receivables	52	93	222	3	6	—	9,773	—
Other assets denominated in foreign currencies	—	208	51	6	1	—	4,586	—
Trade accounts and notes payable	(1,948)	(9,831)	(2,037)	—	—	—	(357,149)	—
Other accounts payable	(268)	(6,239)	(2,018)	(4)	(8)	—	(997,204)	(2)
Financial liabilities	(4,294)	—	(27,825)	—	—	—	—	—

	(1,570)	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

Cross currency interest rate swap contracts	2,225	—	—	—	—	—	—	—

Net exposure	655	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

Average Exchange Rates Applied during Reporting Periods
Average exchange rates applied for the years ended December 31, 2018, 2019 and 2020 and the exchange rates at December 31, 2019 and 2020 are as follows:

(In won)
	Average rate				Reporting date spot rate
	2018		2019	2020	December 31, 2019	December 31, 2020
USD	~~W~~	1,100.21	1,165.46	1,180.46	1,157.80	1,088.00
JPY		9.96	10.70	11.05	10.63	10.54
CNY		166.41	168.56	170.90	165.74	166.96
TWD		36.51	37.74	40.07	38.48	38.67
EUR		1,298.53	1,304.52	1,345.71	1,297.43	1,338.24
PLN		304.87	303.62	302.95	304.87	292.02
VND		0.0478	0.0502	0.0508	0.0500	0.0471
GBP		1,100.30	1,487.46	1,513.48	1,420.32	1,482.40

Interest Rate Risk
The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2019 and 2020 is as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Fixed rate instruments
Financial assets	~~W~~	3,414,838	4,296,823
Financial liabilities		(6,066,554)	(5,875,729)

	~~W~~	(2,651,716)	(1,578,906)

Variable rate instruments
Financial liabilities	~~W~~	(7,414,336)	(8,193,085)

Maximum Exposure to Credit Risk of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	3,336,003	4,217,943
Deposits in banks		78,768	78,663
Trade accounts and notes receivable, net		3,154,080	3,517,512
Non-trade receivables		463,614	140,616
Accrued income		10,434	3,864
Deposits		31,036	30,947
Short-term loans		21,623	28,491
Long-term loans		40,827	13,899
Long-term non-trade receivables		9,072	—
Lease receivables		27,794	22,262

	~~W~~	7,173,251	8,054,197

Financial assets at fair value through profit or loss
Convertible securities	~~W~~	1,544	2,377
Derivatives		49,676	9,363

	~~W~~	51,220	11,740

Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	76	72

	~~W~~	7,224,547	8,066,009

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments
The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2020.

(In millions of won)
			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	11,296,898	12,201,452	1,672,931	942,835	2,753,807	6,375,984	455,895
Bonds		2,771,916	2,786,822	327,489	551,540	1,379,750	435,757	92,286
Trade accounts and notes payable		3,779,290	3,779,290	3,660,788	118,502	—	—	—
Other accounts payable		1,703,791	1,703,791	1,703,791	—	—	—	—
Other accounts payable (enterprise procurement cards)(*)		1,078,150	1,078,150	473,511	604,639	—	—	—
Long-term other accounts payable		30	30	—	—	30	—	—
Security deposits received		12,539	12,539	—	1,430	10,920	189	—
Lease liabilities		83,431	90,132	25,150	14,284	19,779	22,181	8,738
Derivative financial liabilities
Derivatives	~~W~~	167,625	153,487	26,332	22,861	39,277	65,017	—

	~~W~~	20,893,670	21,805,693	7,889,992	2,256,091	4,203,563	6,899,128	556,919

(*)
Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided. Change in liabilities related to procurement cards for the year ended December 31, 2020 is as follows:

Summary of Other Accounts Payable
Change in liabilities related to procurement cards for the year ended December 31, 2020 is as follows:

(In millions of won)
	January 1, 2020		Change (Cash flows from operation activities)	December 31, 2020
Other accounts payable (enterprise procurement cards)	~~W~~	2,353,355	(1,275,205)	1,078,150

Summary of Capital Management

(In millions of won)
	December 31, 2019		December 31, 2020
Total liabilities	~~W~~	23,086,282	22,334,584
Total equity		12,488,281	12,736,939
Cash and deposits in banks (*1)		3,414,760	4,296,751
Borrowings (including bonds)		13,480,889	14,068,814
Total liabilities to equity ratio		185%	175%
Net borrowings to equity ratio (*2)		81%	77%

(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019			December 31, 2020
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	3,336,003	(*)	4,218,099	(*)
Deposits in banks		78,768	(*)	78,663	(*)
Trade accounts and notes receivable		3,154,080	(*)	3,517,512	(*)
Non-trade receivables		463,614	(*)	140,616	(*)
Accrued income		10,434	(*)	3,864	(*)
Deposits		31,036	(*)	30,947	(*)
Short-term loans		21,623	(*)	28,491	(*)
Long-term loans		40,827	(*)	13,899	(*)
Long-term non-trade receivables		9,072	(*)	—	(*)
Lease receivables		27,794	(*)	22,262	(*)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	9,879	9,879	13,223	13,223
Convertible securities		1,544	1,544	2,377	2,377
Derivatives		49,676	49,676	9,363	9,363
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	76	76	72	72
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	20,592	20,592	167,625	167,625
Convertible bonds		858,385	858,385	861,675	861,675
Financial liabilities carried at amortized cost
Borrowings	~~W~~	10,329,671	10,394,498	11,296,898	11,328,418
Bonds		2,292,833	2,345,867	1,910,241	1,923,517
Trade accounts and notes payable		2,618,261	(*)	3,779,290	(*)
Other accounts payable		4,397,121	(*)	2,781,941	(*)
Long-term other accounts payable		1,069	(*)	30	(*)
Security deposits received		11,000	(*)	12,539	(*)
Lease liabilities		88,512	(*)	83,431	(*)

(*)	Excluded from disclosures as the carrying amount approximates fair value.

Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value
Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2019
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	9,879	9,879
Convertible securities		—	—	1,544	1,544
Derivatives		—	—	49,676	49,676
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	76	—	—	76
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	20,592	20,592
Convertible bonds		858,385	—	—	858,385

(In millions of won)
	December 31, 2020
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	13,223	13,223
Convertible securities		—	—	2,377	2,377
Derivatives		—	—	9,363	9,363
Financial asset at fair value through other comprehensive income
Debt instruments	~~W~~	72	—	—	72
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	167,625	167,625
Convertible bonds		861,675	—	—	861,675

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value
Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2019 and December 31, 2020 are as follows:

(In millions of won)	December 31, 2019				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	10,394,498	Discounted cash flow	Discount rate
Bonds		—	—	2,345,867	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2020				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	11,328,418	Discounted cash flow	Discount rate
Bonds		—	—	1,923,517	Discounted cash flow	Discount rate

iv)	The interest rates applied for determination of the above fair value as of December 31, 2019 and 2020 are as follows:

	December 31, 2019	December 31, 2020
Borrowings, bonds and others	1.87~3.56%	2.15~4.46%

Currency risk [member]
Statement [line Items]
Sensitivity Analysis for Each Type of Market Risk
A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2019 and 2020, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2019			December 31, 2020
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	23,570	105,398	12,438	73,186
JPY (5 percent weakening)		(8,397)	(6,418)	(6,250)	(5,194)
CNY (5 percent weakening)		(92,454)	11	(147,294)	93
TWD (5 percent weakening)		772	—	75	—
EUR (5 percent weakening)		221	(278)	250	377
PLN (5 percent weakening)		8,036	28	43	43
VND (5 percent weakening)		(1,871)	(1,871)	(2,230)	(2,230)
GBP (5 percent weakening)		—	—	(107)	(107)

Interest rate risk [Member]
Statement [line Items]
Sensitivity Analysis for Each Type of variable rate instruments	For the years ended December 31, 2019 and 2020 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following years. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1 %p increase		1 %p decrease	1 %p increase	1 %p decrease
December 31, 2019
Variable rate instruments(*)	~~W~~	(38,774)	38,774	(38,774)	38,774

December 31, 2020
Variable rate instruments(*)	~~W~~	(45,352)	45,352	(45,352)	45,352

(*)	Financial instruments related to non-hedging interest rate swap are excluded.